Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following information depicts the relationship between “compensation actually paid” to our named executive officers and certain financial performance measures, in each case, for our five most recently completed fiscal years. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for each Co-Founder ($) (1)	Compensation Actually Paid to each Co-Founder ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)	Net Income (millions) ($) (7)	TSR Relative to FTSE Nareit Equity Industrial Index (8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	5,413,998	2,779,714	2,857,084	1,779,095	105.83	103.83	403.00	(12.78)%
2024	5,308,325	5,480,170	2,814,959	2,867,813	96.74	107.62	184.50	15.2%
2023	5,046,801	4,277,319	2,530,396	2,225,627	113.65	113.96	150.70	(5.6%)
2022	4,429,691	(1,627,319)	2,316,211	(156,194)	68.87	75.71	197.20	(3.5%)
2021	3,840,303	7,538,940	2,065,884	3,529,118	156.04	149.09	87.30	(12.9%)

(1)
The dollar amounts reported represent the total compensation reported for each of our
Co-Founders,
Mr. Baird (also our chief executive officer) and Mr. Coke (also our president) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table.

(2)
The dollar amounts reported represent the “compensation actually paid” to each of our
Co-Founders,
as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to either
Co-Founder.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baird and Mr. Coke’s total compensation to determine the “compensation actually paid”.

Calculation of Compensation Actually Paid to Co-Founders	2025
Total Reported in Summary Compensation Table (“SCT”)	5,413,998
Less, Value of Stock Awards Reported in SCT	(4,603,498)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	4,062,153
Plus, Vesting Date Fair Value of Awards Granted in Fiscal Year and Vested during Fiscal Year	—
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested during Fiscal Year	(1,356,802)
Minus, Prior Year-End Fair Value of Prior Year Awards that Remained Unvested during Fiscal Year	(736,137)

Compensation Actually Paid	2,779,714
We do not provide pension benefits to our PEO or our other NEOs, therefore, no adjustments to the Summary Compensation Table totals for changes in pensions values are necessary. The valuation assumptions used to calculate the equity award fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For the restricted stock awards, the updated valuation assumptions reflect the price of our common stock as of the measurement date, and for the performance share awards, the updated valuation assumptions reflect our relative total shareholder return performance and the price of our common stock, in either case, as of the measurement date.
(3)
The dollar amounts reported represent the average of the total compensation reported for the Company’s NEOs as a group (excluding Messrs. Baird and Coke, our
Co-Founders,
who have also served as our chief executive officer and our president, respectively, since 2010), for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025, Jaime J. Cannon and John T. Meyer; (ii) for 2024, Jaime J. Cannon and John T. Meyer; (iii) for 2023, Jaime J. Cannon and John T. Meyer; (iv) for 2022, Jaime J. Cannon, Andrew T. Burke, and John T. Meyer; and (v) for 2021, Jaime J. Cannon, Andrew T. Burke, and John T. Meyer. Andrew Burke, who resigned from our company in 2022, served as our executive vice president and was considered a NEO in 2022 and 2021.

(4)
The dollar amounts reported represent the average of the “compensation actually paid” to the NEOs as a group (excluding Messrs. Baird and Coke), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Baird and Coke). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Baird and Coke) to determine the compensation actually paid, using the same methodology described above in Note 2:

Calculation of Average Compensation Actually Paid to Non-PEO NEOs	2025
Total Reported in SCT	2,857,084
Less, Value of Stock Awards Reported in SCT	(2,001,584)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	1,780,853
Plus, Vesting Date Fair Value of Awards Granted in Fiscal Year and Vested during Fiscal Year	—
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested during Fiscal Year	(551,432)
Minus, Prior Year-End Fair Value of Prior Year Awards that Remained Unvested during Fiscal Year	(305,826)

Compensation Actually Paid	1,779,095

(5)
Total Stockholder Return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index (RMS).

(7)	The dollar amounts reported represent the net income (loss), as reflected in the Company’s audited financial statements for the applicable fiscal year.
(8)	Represents our TSR during the applicable fiscal year as compared to the total return of the FTSE Nareit Equity Industrial Index.

Company Selected Measure Name	FTSE Nareit Equity
Named Executive Officers, Footnote
(3)
The dollar amounts reported represent the average of the total compensation reported for the Company’s NEOs as a group (excluding Messrs. Baird and Coke, our
Co-Founders,
who have also served as our chief executive officer and our president, respectively, since 2010), for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025, Jaime J. Cannon and John T. Meyer; (ii) for 2024, Jaime J. Cannon and John T. Meyer; (iii) for 2023, Jaime J. Cannon and John T. Meyer; (iv) for 2022, Jaime J. Cannon, Andrew T. Burke, and John T. Meyer; and (v) for 2021, Jaime J. Cannon, Andrew T. Burke, and John T. Meyer. Andrew Burke, who resigned from our company in 2022, served as our executive vice president and was considered a NEO in 2022 and 2021.

Peer Group Issuers, Footnote	Represents the weighted peer group cumulative TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the MSCI U.S. REIT Index (RMS).
PEO Total Compensation Amount	$ 5,413,998	$ 5,308,325	$ 5,046,801	$ 4,429,691	$ 3,840,303
PEO Actually Paid Compensation Amount	$ 2,779,714	5,480,170	4,277,319	(1,627,319)	7,538,940
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent the “compensation actually paid” to each of our
Co-Founders,
as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to either
Co-Founder.
In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Baird and Mr. Coke’s total compensation to determine the “compensation actually paid”.

Calculation of Compensation Actually Paid to Co-Founders	2025
Total Reported in Summary Compensation Table (“SCT”)	5,413,998
Less, Value of Stock Awards Reported in SCT	(4,603,498)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	4,062,153
Plus, Vesting Date Fair Value of Awards Granted in Fiscal Year and Vested during Fiscal Year	—
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested during Fiscal Year	(1,356,802)
Minus, Prior Year-End Fair Value of Prior Year Awards that Remained Unvested during Fiscal Year	(736,137)

Compensation Actually Paid	2,779,714
We do not provide pension benefits to our PEO or our other NEOs, therefore, no adjustments to the Summary Compensation Table totals for changes in pensions values are necessary. The valuation assumptions used to calculate the equity award fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. For the restricted stock awards, the updated valuation assumptions reflect the price of our common stock as of the measurement date, and for the performance share awards, the updated valuation assumptions reflect our relative total shareholder return performance and the price of our common stock, in either case, as of the measurement date.

Non-PEO NEO Average Total Compensation Amount	$ 2,857,084	2,814,959	2,530,396	2,316,211	2,065,884
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,779,095	2,867,813	2,225,627	(156,194)	3,529,118
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported represent the average of the “compensation actually paid” to the NEOs as a group (excluding Messrs. Baird and Coke), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Baird and Coke). In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Messrs. Baird and Coke) to determine the compensation actually paid, using the same methodology described above in Note 2:

Calculation of Average Compensation Actually Paid to Non-PEO NEOs	2025
Total Reported in SCT	2,857,084
Less, Value of Stock Awards Reported in SCT	(2,001,584)
Plus, Year-End Value of Awards Granted in Fiscal Year that are Outstanding and Unvested	1,780,853
Plus, Vesting Date Fair Value of Awards Granted in Fiscal Year and Vested during Fiscal Year	—
Plus (or Minus), Change in Fair Value (from Prior Year-End) of Prior Year Awards that Vested during Fiscal Year	(551,432)
Minus, Prior Year-End Fair Value of Prior Year Awards that Remained Unvested during Fiscal Year	(305,826)

Compensation Actually Paid	1,779,095

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
The amount of compensation actually paid to Messrs. Baird and Coke and the average amount of compensation actually paid to the Company’s other NEOs as a group is aligned with the Company’s TSR over the three years presented in the table. The alignment of compensation actually paid with the Company’s TSR over the period presented is because a significant portion of the compensation actually paid to Messrs. Baird and Coke and to the other NEOs is comprised of equity awards. As described in more detail in the section
“Executive Compensation – Compensation Discussion and Analysis,” approximately 85% of Messrs. Baird and Coke’s direct compensation was at-risk
equity, of which approximately 55% was variable incentive equity based solely on three-year total stockholder return outperformance under the Long-Term Incentive Plan and approximately 30% was variable incentive equity based on changes in stock price during the restricted stock vesting period.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The Company does not use net income (loss) as a performance measure in its executive compensation program because it is neither a reliable indication of our Company’s performance nor an effective measure of long-term value-creation for our Company. The measure of net income (loss) is, however, a contributor to the Company’s TSR, the amount of compensation actually paid to Messrs. Baird and Coke, and the average amount of compensation actually paid to the Company’s other NEOs as a group is generally aligned with the Company’s net income (loss) over the five years presented in the Pay versus Performance table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and TSR Compared to TSR of FTSE
The amount of compensation actually paid to Messrs. Baird and Coke and the average amount of compensation actually paid to the Company’s other NEOs as a group is aligned with the Company’s TSR as compared to the total return of the FTSE Nareit Equity Industrial Index over the five years as presented in the Pay versus Performance table. The Company has determined that relative TSR as compared to the FTSE Nareit Equity Industrial Index is the most important performance measure (that is not otherwise required to be disclosed in the Pay versus Performance table) used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to the Company’s performance because the Company utilizes TSR as compared to Nareit Equity Industrial Index as one of the two performance-based vesting conditions under its Long-Term Incentive Plan. The Company’s relative TSR has outperformed the FTSE Nareit Equity Industrial Index three of the five years presented in the pay-versus-performance
period.

Tabular List, Table
Financial Performance Measures
As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on, among other things, the objective of providing appropriate incentives to our NEOs to create long-term value for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

•	TSR as compared to the MSCI U.S. REIT Index*

•	TSR as compared to the FTSE Nareit Equity Industrial Index*

•	Cash-basis same store net operating income

•	Funds From Operations per share

•	Capital Deployment and Disposition Volume

*	TSR as compared to the MSCI U.S. REIT Index and TSR as compared to the FTSE Nareit Equity Industrial Index are the primary performance-based vesting requirements under our Long-Term Incentive Plan.

Analysis of the Information Presented in the Pay versus Performance Table
As described in more detail in the section above titled, “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. While the Company uses several performance measures (including TSR as compared to the MSCI U.S. REIT Index and the FTS Nareit Equity Industrial Index) to align executive compensation with Company performance, not all of those Company measures are presented in the Pay versus Performance table. Further, the relative TSR as compared to the MSCI U.S. REIT Index and FTSE Nareit Equity Industrial Index component of our Long-Term Incentive Plan is measured over a three-year period, rather than the one-year
period measured in the Pay versus Performance table. Moreover, the Company generally seeks to provide incentives to achieve long-term performance and therefore does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation
S-K)
for a particular year. The information presented in the Pay versus Performance table and the outcome of the analysis below are not necessarily reflective of our executive compensation program or our pay-for-performance
philosophy.

Total Shareholder Return Amount	$ 105.83	96.74	113.65	68.87	156.04
Peer Group Total Shareholder Return Amount	103.83	107.62	113.96	75.71	149.09
Net Income (Loss)	$ 403,000,000	$ 184,500,000	$ 150,700,000	$ 197,200,000	$ 87,300,000
Company Selected Measure Amount	12.78	15.2	(5.6)	(3.5)	(12.9)
PEO Name	Mr. Baird
Measure:: 1
Pay vs Performance Disclosure
Name	TSR as compared to the MSCI U.S. REIT Index
Measure:: 2
Pay vs Performance Disclosure
Name	TSR as compared to the FTSE Nareit Equity Industrial Index
Measure:: 3
Pay vs Performance Disclosure
Name	Cash-basis same store net operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Funds From Operations per share
Measure:: 5
Pay vs Performance Disclosure
Name	Capital Deployment and Disposition Volume
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,062,153
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,356,802)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(736,137)
PEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,603,498)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,780,853
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(551,432)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,826)
Non-PEO NEO | Value of Stock Awards Reported in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,001,584)